Document and Entity Information	Dec. 13, 2021
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001819253
Document Type	8-K/A
Document Period End Date	Dec. 13, 2021
Entity Registrant Name	Haymaker Acquisition Corp. III
Entity Incorporation State Country Code	DE
Entity File Number	001-40128
Entity Tax Identification Number	85-1791125
Entity Address, Address Line One	501 Madison Avenue
Entity Address, Address Line Two	Floor 12
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	616-9600
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment supplements Item 9.01 (solely to add additional exhibits) of the Current Report on Form 8-K of Haymaker Acquisition Corp. III, a Delaware corporation (the “Company”), filed with the Securities and Exchange Commission (the “SEC”) on December 13, 2021 (the “Original Current Report”), in which the Company reported, among other events, the execution of the Business Combination Agreement (as defined in the Original Current Report). Item 1.01, Item 3.02, Item 7.01 and Item 8.01 of the Original Current Report remain unchanged. Interested parties should refer to the Original Current Report for Item 1.01, Item 3.02, Item 7.01 and Item 8.01 and the prior exhibits filed pursuant to Item 9.01.
Units Each Consisting Of One Share Of Class A Common Stock And One Fourth Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-fourth of one redeemable warrant
Trading Symbol	HYACU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	HYAC
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock For 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock for $11.50 per share
Trading Symbol	HYACW
Security Exchange Name	NASDAQ